Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

4. Derivative Financial Instruments

We are exposed to foreign currency risk relating to our ongoing business operations and use derivative financial instruments, principally foreign currency forward contracts, to reduce the risk. The notional principal amount of outstanding foreign exchange forward contracts was $21.5 million and $18.3 million as of September 30, 2020 and December 31, 2019, respectively, none of which have been designated as hedging instruments during the periods presented. The fair value gain (loss) recognized in other (expense) income, net in relation to these derivative instruments was $(1.1) million and $0.9 million for the three months ended September 30, 2020 and 2019, respectively, and $(1.2) million and $0.5 million for the nine months ended September 30, 2020 and 2019, respectively.

In April 2020, we purchased interest rate cap contracts for $0.5 million with a notional amount of $465 million to manage our exposure to interest rate movements on our variable rate debt when 3-month LIBOR exceeds 1.0%. Refer to Note 8 for further information relating to the interest rates on our debts. The interest rate cap contracts mature on June 30, 2022 and none of which have been designated as hedging instruments. Accordingly, we recognized $55 thousand and $0.5 million net loss for the change in fair value of the interest rate contracts in interest expense for the three and nine months ended September 30, 2020, respectively.

4. Derivative Financial Instruments

The Company is exposed to foreign currency risk relating to its ongoing business operations and uses derivative financial instruments, principally foreign currency forward contracts, to reduce the risk. The notional principal amount of outstanding foreign exchange forward contracts was $8.0 million and $18.3 million as of December 31, 2018 and December 31, 2019, respectively, none of which have been designated as hedging instruments during the periods presented. The fair value gain (loss) recognized in other (expense) income, net in relation to these derivative instruments was $0.1 million and $(0.2) million for the years ended December 31, 2018 and 2019, respectively.